Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001410098
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	CORMEDIX INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34673
Entity Tax Identification Number	20-5894890
Entity Address, Address Line One	389 Interpace Parkway
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	(908)
Local Phone Number	517-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	CRMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false